Shareholders’ Equity - Share options (Details) - Stock options - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shareholders’ Equity
Compensation expenses	€ 7,838,000	€ 5,948,000
Compensation expenses recorded in general and administrative costs	4,423,000	3,323,000
Compensation expenses recorded in research and development costs	€ 3,415,000	€ 2,625,000
Vesting period	4 years
Vesting period percentage	25.00%
Term options	10 years
Risk-free interest rate	1.432%	2.43%	2.223%
Expected volatility	78.70%	80.20%	80.90%
Expected life in years	5 years	5 years	5 years